Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure of Detailed Information about Companies Material Subsidiaries
At December 31, 2019, the Company’s material subsidiaries include the following:

Company	Location	Ownership Interest
Castle Mountain Venture	USA	100%
Mineração Aurizona S.A. (“MASA”)	Brazil	100%
Western Mesquite Mines, Inc.	USA	100%

Disclosure of Detailed Information about Reconciliation of Lease Commitments to Lease Liabilities
A reconciliation of lease commitments as reported at December 31, 2018 to the lease liabilities recorded at January 1, 2019 is as follows:

Operating lease commitments at December 31, 2018	$307
Impact of discounting using the incremental borrowing rate at January 1, 2019	(25)
Recognition exemption for leases with less than 12 months of lease term at transition	(53)
$229

Disclosure of Detailed Information about Leases
Information about leases for which the Company is a lessee is presented below.
Right-of-use
assets

	Plant and equipment	Computer & office equipment
Balance – January 1, 2019	$-	$229
Additions	782	537
Depreciation	(202)	(225)
Balance – December 31, 2019	$580	$541

Lease liabilities

December 31, 2019
Current lease liabilities included in other current liabilities	$501
Non-current lease liabilities included in other long-term liabilities	848
$1,349